Stockholders’ equity (Details Narrative) $ / shares in Units, $ in Thousands									1 Months Ended			12 Months Ended
		Mar. 21, 2025 USD ($) shares	Nov. 12, 2024 shares	Aug. 30, 2024 USD ($) shares	Aug. 29, 2024 ₪ / shares	Aug. 07, 2023 shares	Jul. 18, 2023 USD ($) $ / shares shares	May 15, 2023 ₪ / shares	Sep. 30, 2023 USD ($) shares	Aug. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2022 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021	Nov. 14, 2024 USD ($)	Oct. 21, 2024 USD ($)	Sep. 30, 2023 ₪ / shares	Mar. 26, 2021 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares				31,566			31,666
Gross proceeds stock | $							$ 4,400					$ 4,386	[1]		[1]		[1]
Reverse stock split												12-1 reverse split
Common stock, par value | ₪ / shares					₪ 0.15
Warrants are outstanding												173,333
Structuring fee | $				$ 15,000
Commitment share												15,784
Finance expenses | $												$ 1		6		$ (36)
Compensation expense | $														$ 100
Options, granted			17,500							6,250	222
Options granted | $ / shares										$ 1.05	$ 288
Contractual term											10 years
Vest period											4 years
Aggregate grant fair value | $										$ 900
Options, exercisable												1,805		21,654
Options, intrinsic value | $												$ 5		$ 1
Options Held [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock unit options			197,500
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense | $									$ 1
Options, granted									1,805
Options granted | ₪ / shares																					₪ 0.15
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						109,583
Options, granted			302,500							109,583
Vest period						3 years
Weighted average grant date fair value | $ / shares												$ 3.02		$ 0.63
Unrecognized compensation expense | $												$ 300		$ 100
Unrecognized compensation, term												2 years 6 months		2 years 1 month 9 days
Share based compensation granted			302,500
Share based compensation subject to company shareholders			197,500
Share based compensation vested			36,528
Unrecognized share based compensation | $												$ 700		$ 700
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted												270		270
Contractual term												3 years 9 months 25 days		6 years 2 months 26 days
Dividend yield												0.00%		0.00%		0.00%
Risk-free interest rate, minimum																		0.80%
Risk-free interest rate, maximum																1.94%		1.34%
Risk-free interest rate														4.16%
Volatility rate, minimum																		64.00%
Volatility rate, maximum																		81.00%
Volatility rate														108.00%		65.00%
Weighted average grant date fair value | $ / shares														$ 0.63		$ 0.68
Unrecognized compensation expense | $												$ 30		$ 300		$ 900
Unrecognized compensation, term												1 year		3 months 18 days		1 year 4 months 28 days
Allocated stock based compensation | $												$ 500		$ 800		$ 1,300
Incentive Share Option Plan2013 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares reserved for future issuance														500,000
Shares reserved for future issuance														63,253
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term														6 years 3 months		6 years 3 months		6 years 3 months
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term												5 years		5 years		5 years
Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock and warrants issued during period shares							435,000
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds stock | $							$ 7,000
Stock and warrants issued during period shares							466,666
Exercise price of warrants | $ / shares							$ 14.99
Issuance costs | $							$ 6,200
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	[2]															643
Reverse stock split					1-for-12			1-for-15
Common stock, par value | ₪ / shares					₪ 1.80			₪ 0.01
Share price | ₪ / shares								₪ 0.15
Common Stock [Member] | Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							435,000
Exercise price of warrants | $ / shares							$ 15
Exercise price of warrants | $ / shares												$ 0.001
Common Stock [Member] | Prefunded Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants are outstanding							293,333
Warrant exercised, shares							293,333
Common Stock [Member] | Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							466,666
Share price | $ / shares							$ 15.0
New Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price | $																						$ 50,000
Issuance of shares																643
Gross proceeds stock | $																$ 100
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount | $				$ 10,000
Finance expenses | $												$ 70		$ 15
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment amount | $																				$ 20,000
Cayman Islands Exempt Limited Partnership [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense | $												$ 600
Cayman Islands Exempt Limited Partnership [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares												574,559
Gross proceeds stock | $												$ 5,000
Issuance costs | $												$ 4,400
Demand Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price | $																			$ 8,100
Two Thousand And Twenty Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock		541,996
Total consideration | $		$ 1,500

[1]	See also Note 11(A)(5)
[2]	Retroactively adjusted to reflect the 12-1 reverse split that was effected in August 2024 (see Note 11(A)(3))